Summary of significant accounting policies (Details Narrative)	Dec. 31, 2023
Minimum | Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	1 year
Maximum | Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	10 years
Property, Plant and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Property, Plant and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years